Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Effective income tax rate	10.50%	9.30%	9.60%	10.50%